Equity affiliates, other investments and related parties - Compensation (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) employee	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Related party transactions
Number of people	101,513		102,887		102,579		101,513	102,887	102,579
Direct or indirect compensation | $	$ 19,200		$ 16,100		$ 13,900
Pension expense | $	1,100		1,100		3,500
Share-based payments expense | $	17,800		13,100		8,700
Severance provision, supplementary pension schemes and insurance plans	81,100		72,600		82,900		€ 69,000	€ 69,900	€ 75,000
Directors' fees	$ 2,160	€ 1,910	$ 2,110	€ 1,950	$ 2,000	€ 1,850
Executive officers and members of the Board of Directors
Related party transactions
Number of people	13		12		11		13	12	11
Executive Officers
Related party transactions
Number of people	10		9		8		10	9	8
Board of Directors
Related party transactions
Number of people	3		3		3		3	3	3